UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended: 09/30/2009

Check here if Amendment [X ] Amendment Number :1

This Amendment (Check only one):   [ ] is a restatement
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     NUMERIC INVESTORS LLC
Address:  470 Atlantic Ave.
          FLOOR 6
          BOSTON, MA 02210

Form 13F File Number: 028-11946

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Mike Dorsey
Title:   Director of Operations
Phone:   617-897-7800

Signature, Place, and Date of Signing:

/s/ Mike Dorsey                           Boston, MA       December 9, 2009
- -------------------------------------   --------------   ------------
  [Signature]                             [City, State]    [Date]

Report  Type  (Check  only  one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

  Form 13F File Number    Name
  028-01190               Russell Investment Company




                               Form 13F Summary Page

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 1
Form 13F Information Table Value Total: $604


List of Other Included Managers: NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
FRANKLIN RES INC               COMM             354613101      604     6000 SH       SOLE                     6000        0        0